As filed with the U.S. Securities and Exchange Commission on August 13, 2012

Securities Act File No. 2-60836

Investment Company Act File No. 811-2809

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44
(Check appropriate box or boxes)

BLACKROCK VALUE OPPORTUNITIES

FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Value Opportunities Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Common Stock, par value, $0.10 per share.

Master Value Opportunities LLC has also executed this Registration Statement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on August 13, 2012.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.
(Registrant)

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	August 13, 2012

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	August 13, 2012

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

DONALD W. BURTON* (Donald W. Burton)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

KENNETH A. FROOT* (Kenneth A. Froot)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

	JOHN F. O’BRIEN* (John F. O’Brien)	Director

	ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

	DAVID H. WALSH* (David H. Walsh)	Director

	FRED G. WEISS* (Fred G. Weiss)	Director

	PAUL L. AUDET* (Paul L. Audet)	Director

	LAURENCE D. FINK* (Laurence D. Fink)	Director

	HENRY GABBAY* (Henry Gabbay)	Director

*By:	/S/ BENJAMIN ARCHIBALD		August 13, 2012
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Master Value Opportunities LLC has duly caused this Registration Statement of BlackRock Value Opportunities Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of August, 2012.

MASTER VALUE OPPORTUNITIES LLC
(Registrant)

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	August 13, 2012

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	August 13, 2012

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

DONALD W. BURTON* (Donald W. Burton)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

KENNETH A. FROOT* (Kenneth A. Froot)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

	JOHN F. O’BRIEN* (John F. O’Brien)	Director

	ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

	DAVID H. WALSH* (David H. Walsh)	Director

	FRED G. WEISS* (Fred G. Weiss)	Director

	PAUL L. AUDET* (Paul L. Audet)	Director

	LAURENCE D. FINK* (Laurence D. Fink)	Director

	HENRY GABBAY* (Henry Gabbay)	Director

*By:	/S/ BENJAMIN ARCHIBALD		August 13, 2012
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase